NET LOSS PER COMMON SHARE - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (45,513)	$ (16,521)
Denominator:
Weighted-average common stock outstanding	12,831,221	5,483,149
Net loss per share attributable to common stockholders-basic and diluted	$ (3.55)	$ (3.01)